Income Taxes - Schedule of income tax rate reconciliation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Income (loss) before taxes	$ 29,169	$ (456,019)	$ (3,410,614)	$ (925,754)
Expected United States income tax (expense) benefit at a statutory rate of 21%	(6,125.49)	137,171
Expected State income tax (expense) benefit at a statutory rate of 0% and 8.84% at March 31, 2024 and 2023, respectively		45,672
Valuation allowance	6,125.49
Federal income tax benefit at federal statutory rate of 21%			(330,146)	(340,198)
State income tax benefit, net of federal benefit			(121,463)	(93,644)
Permanent differences, net			(17,377)	(17,892)
Other			(156,123)	(242,629)
Valuation allowance charges affecting the income tax provision			2,463,599
Total income tax benefit	$ 0	$ 182,843	$ (1,838,490)	$ 694,363